Investments in Affiliates and Available-for-Sale Securities (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		6 Months Ended
	Feb. 28, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Schedule Of Equity Method Investments [Line Items]
Equity in net earnings of affiliated companies		$ 3,424	$ 17,968	$ 16,376	$ 31,880
Investments in affiliates		$ 388,772	371,405	388,772	371,405	$ 381,746
Dividends received				$ 0	7,298
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Common Units issued in public offering	4,600,000
Proceeds From Issuance Of Common Limited Partners Units	$ 60,214
Proceeds from private placement of units to Navios Holdings	$ 14,967
Navios Partners | Private placement | Common units
Schedule Of Equity Method Investments [Line Items]
Private placement of units to Navios Holdings	1,120,547
Navios Partners | Private placement | General partner units
Schedule Of Equity Method Investments [Line Items]
Private placement of units to Navios Holdings	22,868
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings				2.00%
General Partner units held by Navios Holdings		1,695,509		1,695,509
Common units held by Navios Holdings		15,344,310		15,344,310
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		$ 31,323		$ 31,323		32,300
Equity in net earnings of affiliated companies		(2,421)	4,097	(1,467)	8,170
Investments in affiliates		113,078		113,078		115,432
Dividends received		$ 0	8,124	$ 0	16,248
Ownership percentage of Navios Holdings		20.10%		20.10%
Market value of the investment		$ 21,981		$ 21,981
Acropolis
Schedule Of Equity Method Investments [Line Items]
Investments in affiliates		209		209		175
Dividends received		$ 85	0	$ 85	0
Ownership percentage of Navios Holdings		35.00%		35.00%
Ownership Interest				50.00%
Profit Sharing Arrangement				Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder.
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		$ (1,227)		$ (1,227)		1,480
Equity in net earnings of affiliated companies		5,474	13,426	17,038	22,961
Investments in affiliates		263,026		263,026		$ 253,286
Dividends received		$ 3,649	$ 3,649	$ 7,298	$ 7,298
Ownership percentage of Navios Holdings		46.30%		46.30%
Percentage of voting stock of Navios Holdings in Navios Acquisition				43.30%
Market value of the investment		$ 114,574		$ 114,574